INCOME TAX AND DEFERRED TAX ASSETS - Significant Components of Company's Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Deferred tax items
Accounts receivable, net	$ 17,602	$ 19,115
Net operating loss - UK		3,305
Valuation allowance	(6,481)	(7,038)
Deferred tax assets, net	$ 11,121	$ 15,382